PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 30,055.8	R$ 29,224.3
Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	26,961.3	26,664.0
Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 3,094.5	R$ 2,560.3